CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ 1,666,000		$ (7,312,000)			$ 982,000	$ (14,164,000)	$ (22,252,000)	$ (35,857,000)
Other income (loss):
Total other income, net	(3,543,000)		(5,711,000)			(9,796,000)	(11,145,000)	(16,330,000)	(19,919,000)
Loss before provision for income taxes	(1,877,000)		(13,023,000)			(8,814,000)	(25,309,000)	(38,582,000)	(55,776,000)
Provision for income taxes	(236,000)		(55,000)			(290,000)	(120,000)	(323,000)	14,042,000
Net (loss) income	(2,113,000)		(13,078,000)			(9,104,000)	(25,429,000)	(38,905,000)	$ (41,734,000)
ITHAX ACQUISITION CORP.
Formation and operating costs	5,556,525		154,906		$ 4,891	7,861,949	256,961	833,758
Loss from operations	(5,556,525)		(154,906)		(4,891)	(7,861,949)	(256,961)	(833,758)
Other income (loss):
Income earned on marketable securities held in Trust Account	328,896		30,198			336,436	49,114	97,231
Unrealized (loss) gain on marketable securities held in Trust Account			(20,060)				949	3,392
IPO transaction costs allocated to warrant liabilities							(675,351)	(675,351)
Change in fair value of warrant liabilities	372,375		2,110,125			3,103,125	2,979,000	4,720,125
Total other income, net	701,271		2,120,263			3,439,561	2,353,712	4,145,397
Net (loss) income	$ (4,855,254)	$ 432,866	$ 1,965,357	$ 131,394	$ (4,891)	$ (4,422,388)	$ 2,096,751	$ 3,311,639
Class A Common Stock | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding								22,098,904
Diluted weighted average shares outstanding								22,098,904
Basic net (loss) income per share								$ 0.12
Diluted net (loss) income per share								$ 0.12
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding	24,150,000		24,150,000			24,150,000	19,880,387	22,098,904
Diluted weighted average shares outstanding	24,150,000		24,150,000			24,150,000	19,880,387	22,098,904
Basic net (loss) income per share	$ (0.16)		$ 0.06			$ (0.14)	$ 0.08	$ 0.12
Diluted net (loss) income per share	$ (0.16)		$ 0.06			$ (0.14)	$ 0.08	$ 0.12
Class B Common Stock | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding					5,250,000			6,588,288
Diluted weighted average shares outstanding					5,250,000			6,655,171
Basic net (loss) income per share					$ 0.00			$ 0.12
Diluted net (loss) income per share					$ 0.00			$ 0.12
Class A and Class B non-redeemable ordinary shares | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding	6,712,500		6,712,500		5,250,000	6,712,500	6,453,936	6,588,288
Diluted weighted average shares outstanding	6,712,500		6,712,500			6,712,500	6,453,936	6,655,171
Basic net (loss) income per share	$ (0.16)		$ 0.06		$ 0.00	$ (0.14)	$ 0.08	$ 0.12
Diluted net (loss) income per share	$ (0.16)		$ 0.06			$ (0.14)	$ 0.08	$ 0.12